STOCK COMPENSATION PLAN	12 Months Ended
Dec. 31, 2022
STOCK COMPENSATION PLAN
13.	STOCK COMPENSATION PLAN
In 2013, Legacy Nogin adopted the 2013 Plan pursuant to which the Legacy Nogin was authorized to issue stock options or nonvested shares to officers and key employees in an amount up to 2,655,391 shares of its common stock. In connection with the Business Combination, the Company adopted the 2022 Plan, which became effective on the Closing Date. The aggregate number of shares of the Company’s common stock available for issuance under the 2022 Plan is equal to (i) 5,102,948 shares plus (ii) an annual increase for ten years on the first day of each calendar year beginning on January 1, 2023, equal to the lesser of (A) 15% of the aggregate number of shares of the Company’s common stock outstanding on the last day of the immediately preceding calendar year and (B) such smaller amount of shares as determined by the Company’s board of directors. Following the effectiveness of the 2022 Plan, the Company will not grant additional awards under the 2013 Plan.
At December 31, 2022 and 2021, there were 1,180,570 and 1,804,479 shares available respectively, for grant under the Company’s stock incentive plans.
Stock Options
Stock options have been granted under the 2013 Plan. Such options have a
10-year
term and generally vest ratably over a period of four years. Summary information related to stock options outstanding as of December 31, 2022 and 2021 is as follows:

Outstanding Stock Options
Outstanding at January 1, 2021	959,413
Granted	—
Exercised	—
Forfeited / Terminated	(108,501)

Outstanding at December 31, 2021	850,912

Granted	1,746,470
Exercised	(199,148)
Forfeited / Terminated	(923,413)

Outstanding at December 31, 2022	1,474,821

The weighted average exercise price of the outstanding options was $12.77 and $2.85 per share as of December 31, 2022 and 2021, respectively, 933,208 and 709,356, respectively, of which are fully vested and exercisable as of December 31, 2022 and 2021, respectively.
The Company recognized $130 thousand and $52 thousand in stock compensation expense for the year ending December 31, 2022 and 2021, respectively. The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model. At the time of grant of the options, shares were not publicly traded and were rarely traded privately. As a result, expected volatility was computed based on the historical volatility of similar entities with publicly traded shares. The risk-free rate for the expected term of the option is based on the U.S. Treasury yield to curve in effect at the time of grant.
The Company has no history or expectations of paying dividends on its common stock.
The following table summarizes the assumptions used in the calculation of the fair market value for awards granted during the year ended December 31, 2022:
Valuations assumptions

Expected dividend yield	—%
Expected volatility	55%
Expected term (years)	6
Risk-free interest rate	1.9%